PREPAIDS	3 Months Ended
Mar. 31, 2022
PREPAIDS

9. PREPAIDS

	March 31, 2022	December 31, 2021
Insurance	$1,464,830	$2,938,246
Prepaid director fees	107,778	107,763
Prepaid interest	2,699	6,969
Prepaid marketing services	1,173,062	1,638,179
Prepaid rent	10,255	-
Prepaid subscriptions	6,611	35,687
Deposits	587,317	768,033
	$3,352,552	$5,494,877